As filed with the Securities and Exchange Commission on November 26, 2013

1933 Act File No. 002-97596
1940 Act File No. 811-04297

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
Pre-Effective Amendment No. ___ [  ]
Post-Effective Amendment No. 117 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
Amendment No. 118 [X]

VAN ECK FUNDS
(Exact Name of Registrant as Specified in Charter)

335 Madison Avenue
New York, New York 10017
(Address of Principal Executive Offices)(Zip Code)
Registrant’s Telephone Number, Including Area Code: (212) 293-2000

Joseph J. McBrien, Esq.
Van Eck Associates Corporation
335 Madison Avenue
New York, New York 10017
(Name and Address of Agent for Service)

Copy to:
Philip H. Newman, Esq.
Goodwin Procter LLP
Exchange Place
53 State Street
Boston, Massachusetts 02109

Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)
[X] on December 6, 2013 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 117 (the “Amendment”) to the Registration Statement of Van Eck Funds (the “Registrant”) is being filed to delay the effectiveness of Post-Effective Amendment No. 116 under the Securities Act of 1933 (the “1933 Act”) until December 6, 2013. Parts A, B and C are incorporated by reference to Post-Effective Amendment No. 116, which was filed pursuant to Rule 485(a) on September 16, 2013.

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SIGNATURES

Pursuant to the requirements of the 1933 Act and the 1940 Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this post-effective amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 26th day of November, 2013.

VAN ECK FUNDS

By:	/s/ Jan F. van Eck
Name:	Jan F. van Eck
Title:	Chief Executive Officer and President

Pursuant to the requirements of the 1933 Act, this post-effective amendment no. 117 to the registration statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Jan F. van Eck Jan F. van Eck	Chief Executive Officer and President	November 26, 2013
/s/ John J. Crimmins John J. Crimmins	Vice President, Treasurer, Chief Financial Officer and Principal Accounting Officer	November 26, 2013
/s/ Jane DiRenzo Pigott* Jane DiRenzo Pigott*	Trustee	November 26, 2013
/s/ Jon Lukomnik* Jon Lukomnik*	Trustee	November 26, 2013
/s/ Wayne H. Shaner* Wayne H. Shaner*	Trustee	November 26, 2013
/s/ R. Alastair Short* R. Alastair Short*	Trustee	November 26, 2013
/s/ Richard D. Stamberger* Richard D. Stamberger*	Trustee	November 26, 2013
/s/ Robert L. Stelzl* Robert L. Stelzl*	Trustee	November 26, 2013

*BY:	/s/ JOSEPH J. MCBRIEN
Joseph J. McBrien
Attorney-in-Fact
November 26, 2013

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